Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Cash Flows From Operating Activities:
Net income	$ 778	$ 576	$ 733
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	474	443	433
Amortization	45	56	73
Deferred income taxes	(12)	140	86
Loss on early extinguishment of debt	0	167	0
Impairment of assets	74	34	18
Other, net	26	18	49
Increase in accounts receivable	(126)	(69)	(114)
(Increase) decrease in inventories	15	(259)	(299)
Increase (decrease) in accounts payable	(12)	106	152
Increase (decrease) in income taxes payable/receivable	80	8	(73)
Increase (decrease) in interest payable	(1)	5	19
Net change in other current assets and liabilities	(27)	(38)	(31)
Cash Provided by Operating Activities	1,314	1,187	1,046
Cash Flows From Investing Activities:
Additions to property, plant and equipment	(558)	(690)	(643)
Purchases of marketable securities	(135)	(58)	(146)
Proceeds from sale of marketable securities	117	47	66
Proceeds from notes receivable	0	0	51
Acquisitions, net of cash acquired	106	0	0
Other, net	39	41	28
Cash Used for Investing Activities	(643)	(660)	(644)
Cash Flows From Financing Activities:
Payments on debt	(91)	(993)	(500)
Net proceeds from borrowings	68	1,116	115
Purchase of redeemable noncontrolling interest	0	0	(66)
Purchases of Tyson Class A common stock	(614)	(264)	(207)
Dividends	(104)	(57)	(59)
Stock options exercised	123	34	51
Other, net	18	(7)	8
Cash Used for Financing Activities	(600)	(171)	(658)
Effect of Exchange Rate Change on Cash	3	(1)	(6)
Increase (Decrease) in Cash and Cash Equivalents	74	355	(262)
Cash and Cash Equivalents at Beginning of Year	1,071	716	978
Cash and Cash Equivalents at End of Year	$ 1,145	$ 1,071	$ 716